Commitments - Summary of Expenditure Commitments Relating to Services for Clinical Trial and Intellectual Property License Agreements (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	$ 48,000,102	$ 28,724,838	$ 8,029,140
Within One Year
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	39,947,900	26,377,778	7,660,325
After One Year but not more than Five Years
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	8,007,202	$ 2,347,060	293,815
After more than Five Years
Commitments [Line Items]
Expenditure commitments relating to services for clinical trial and intellectual property license agreements	$ 45,000		$ 75,000